INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Original cost	$ 444,000	$ 591,000
Accumulated Amortization	(138,730)	(174,123)
Net carrying value	$ 305,270	367,799
Estimated Useful Life (Years)	15 years
Trademarks [Member]
Original cost	$ 344,000	393,000
Accumulated Amortization	(97,188)	(70,988)
Net carrying value	$ 246,812	$ 322,012
Estimated Useful Life (Years)	15 years	15 years
Impairment Charge [Member]
Net carrying value		$ (49,078)
Covenant Not To Compete [Member]
Original cost	$ 100,000	198,000
Accumulated Amortization	(41,542)	(103,135)
Net carrying value	$ 58,458	$ 94,865
Estimated Useful Life (Years)	3 years	3 years